November 14, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, NE

Washington, DC 20549

Re:	Security Equity Fund (File Nos. 002-19458 and 811-01136)
Security Income Fund (File Nos. 002-38414 and 811-02120)
Security Large Cap Value Fund (File Nos. 002-12187 and 811-00487)
Security Mid Cap Growth Fund (File Nos. 002-32791 and 811-01316)

Ladies and Gentlemen:

On behalf of Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (each a “Corporation” and together, the “Corporations”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), are post-effective amendments to each Corporation’s registration statement on Form N-1A (the “Post-Effective Amendments”). These filings are being made to include routine “annual update” disclosures to the registration statements and to reflect the following proposals, which will be voted on by shareholders of each series (each, a “Fund” and together, the “Funds”) of the Corporations at a special meeting of shareholders scheduled for January 8, 2014 and at any and all adjournments or postponements thereof:

•	the election of five new independent directors of each Corporation;

•	agreements and plans of reorganization (the “Plans”) that provide for the reorganization of each Fund from its respective Kansas corporation into “shell” series of a newly-formed Delaware statutory trust; and

•	revisions to each Fund’s fundamental investment policies in order to conform the policies among the Funds, modernize the policies and increase investment flexibility.

To prepare to give effect to the proposed Plans, the Post-Effective Amendment for Security Equity Fund includes the registration of new “shell” series corresponding to each of the Funds that are series of Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund. This is being done to establish and register the “shell” series into which the Funds that are series of Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund will reorganize upon

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shareholder approval of the proposed Plans for those Funds. If approved by shareholders, on or about January 28, 2014, the new Delaware statutory trust into which all of the Funds will reorganize, Guggenheim Funds Trust, will assume and adopt the registration statement of Security Equity Fund, pursuant to Rule 414 under the Securities Act. Therefore, also on or about January 28, 2014, it is anticipated that Guggenheim Funds Trust will submit on Form N-8A/A a notification of registration filed pursuant to Section 8(a) of the Investment Company Act of 1940 in order to adopt as its own the notification of registration of Security Equity Fund. The proxy statement relating to the proposals is being filed separately.

In addition, the following material changes have been made in the Post-Effective Amendments:

•	changes to the investment strategies and risks, investment sub-adviser and portfolio management disclosures with respect to Guggenheim Alpha Opportunity Fund to reflect the resignation of Mainstream Investment Advisers, LLC as the sub-adviser to the Fund, effective as of September 30, 2013;

•	changes to the investment strategies and risks with respect to Guggenheim Macro Opportunities Fund to reflect that the Fund could establish a wholly-owned subsidiary, organized as a limited company under the laws of the Cayman Islands, in connection with the Fund’s already existing investment strategy to invest in commodities and commodity interests;

•	changes to the investment strategies with respect to Guggenheim StylePlus — Large Core Fund and Guggenheim StylePlus — Mid Growth Fund to incorporate an 80% investment policy for each of those Funds, in response to a prior request from the SEC staff; and

•	changes to the investment strategies and risks with respect to Guggenheim StylePlus — Large Core Fund and Guggenheim StylePlus — Mid Growth Fund to permit those Funds to invest in short-term fixed-income investment companies advised by the Funds’ investment manager or its affiliates, for liquidity management purposes.

On behalf of the Corporations, we hereby undertake to make any additional filings to respond to comments that you might have with respect to these filings, add any additional non-material disclosure that may be required to complete the registration statement, file the appropriate exhibits and effect the reorganizations pursuant to which the Funds will redomicile into Guggenheim Funds Trust.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Stephen T. Cohen at Dechert LLP at 202.261.3304 with any questions or comments regarding this filing, or if they may assist you in any way.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC

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